Income and mining taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended December 31,
	2021	2020
Current:
Income taxes	$25,570	$4,458
Mining taxes	20,830	4,671
Adjustments in respect of prior years	-	(398)
	46,400	8,731
Deferred:
Income tax recoveries - origination, revaluation and/or reversal of temporary differences	(17,772)	(39,411)
Mining tax expense (recoveries) - origination, revaluation and/or reversal of temporary difference	4,235	(3,331)
Adjustments in respect of prior years	8,744	(494)
	(4,793)	(43,236)
	$41,607	$(34,505)

Disclosure of detailed information about deferred taxes [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax asset	$133,584	$94,070
Deferred mining tax asset	-	7,829
	133,584	101,899

Deferred income tax liability	(249,638)	(220,568)
Deferred mining tax liability	(12,126)	(8,865)
	(261,764)	(229,433)
Net deferred tax liability balance, end of year	$(128,180)	$(127,534)

Disclosure of detailed information about changes in deferred tax assets and liabilities [Table Text Block]
	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020
Net deferred tax liability balance, beginning of year	$(127,534)	$(167,882)
Deferred tax expense	4,793	43,236
OCI transactions	(5,474)	(759)
Foreign currency translation on the deferred tax liability	35	(2,129)
Net deferred tax liability balance, end of year	$(128,180)	$(127,534)

Disclosure of detailed information about reconciliation to statutory tax rate [Table Text Block]
	Year ended December 31,
	2021	2020
Statutory tax rate	26.4%	26.3%

Tax recovery at statutory rate	$(53,526)	$(47,047)
Effect of:
Deductions related to mining taxes	(5,491)	(1,369)
Adjusted income taxes	(59,017)	(48,416)
Mining tax expense	32,034	1,291
	(26,983)	(47,125)

Permanent differences related to:
Capital items	716	(160)
Other income tax permanent differences	2,775	(1,165)
Impact of remeasurement on decommissioning liability	33,731	7,094
Temporary income tax differences not recognized	4,483	1,100
Impact related to differences in tax rates in foreign operations	21,201	5,534
Impact of changes to statutory tax rates	(706)	2,412
Foreign exchange on non-monetary items	4,593	(3,628)
Impact related to tax assessments and tax return amendments	1,797	1,433
Tax expense (recovery)	$41,607	$(34,505)

Disclosure of temporary differences recognized [Table Text Block]
	Balance sheet
	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax (liability) asset
Property, plant and equipment	$(40,491)	$(88,368)
Pension obligation	4,369	9,467
Other employee benefits	27,191	25,687
Decommissioning and restoration obligation	29,870	37,902
Non-capital losses	93,892	110,374
Share issuance and debt cost	17,984	8,972
Embedded derivative (prepayment option)	-	(13,137)
Deferred revenue	1,661	(809)
Other	(892)	3,982
Deferred income tax asset	133,584	94,070

Deferred income tax liability (asset)
Property, plant and equipment	322,325	292,858
Other employee benefits	(654)	203
Asset retirement obligations	(9,609)	(1,588)
Non-capital losses	(58,777)	(78,607)
Other	(3,647)	7,702
Deferred income tax liability	249,638	220,568

Deferred income tax liability	$(116,054)	$(126,498)

Disclosure of detailed information about temporary differences - deferred mining tax assets and liabilities [Table Text Block]
Canada	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment	$(278)	$7,829

Peru	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment	$(11,848)	$(8,865)